CAPITAL LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
CAPITAL LEASES [Abstract]
Cost value of capital leased assets	$ 4,847	$ 6,115
Capital Leases [Line Items]
Accumulated Amortization	25,096	2,874
Net Book Value	3,168	7,444
Depreciation	4,648	5,862
Capital Lease interest expense	98	208
Accretion expense	222	124
Assets Held under Capital Leases [Member]
Capital Leases [Line Items]
Accumulated Amortization	4,347	2,874
Net Book Value	500	3,241
Depreciation	$ 2,113	$ 2,874